SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,472,659	$ 1,521,940	$ 1,345,060
Less: Accumulated depreciation	(853,655)	(907,267)	(824,844)
Total property, plant and equipment, net	619,004	614,673	520,216
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	318,133	306,930	259,798
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	88,921	82,657	79,933
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	10,146	10,069	9,808
Handphone [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	64,285	63,797	51,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	101,468	98,913	93,578
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	172,631	171,322	83,097
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	300,080	374,419	364,726
Property [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 416,995	$ 413,833	$ 403,120